Schedule of Investments (unaudited)
July 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(a)	1,390	$ 258,443
Boeing Co.(a)	11,199	2,674,881
General Dynamics Corp.	4,472	999,850
HEICO Corp.(b)	778	136,912
HEICO Corp., Class A	1,415	198,595
Howmet Aerospace, Inc.	7,324	374,549
Huntington Ingalls Industries, Inc.	794	182,358
L3Harris Technologies, Inc.	3,738	708,314
Lockheed Martin Corp.	4,470	1,995,274
Northrop Grumman Corp.	2,829	1,258,905
RTX Corp.	29,020	2,551,728
Textron, Inc.	4,110	319,635
TransDigm Group, Inc.	1,033	929,411
		12,588,855
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	2,322	232,618
Expeditors International of Washington, Inc.	3,026	385,210
FedEx Corp.	4,580	1,236,371
United Parcel Service, Inc., Class B	14,387	2,692,239
		4,546,438
Automobile Components — 0.1%
Aptiv PLC(a)	5,352	585,990
BorgWarner, Inc.	4,699	218,504
Lear Corp.	1,156	178,903
		983,397
Automobiles — 2.0%
Ford Motor Co.	77,828	1,028,108
General Motors Co.	27,514	1,055,712
Lucid Group, Inc.(a)(b)	16,123	122,696
Tesla, Inc.(a)	53,457	14,296,006
		16,502,522
Banks — 3.0%
Bank of America Corp.	137,572	4,402,304
Citigroup, Inc.	38,554	1,837,484
Citizens Financial Group, Inc.	9,693	312,696
East West Bancorp, Inc.	2,864	178,169
Fifth Third Bancorp	13,519	393,403
First Citizens BancShares, Inc., Class A	234	334,924
First Horizon Corp.	10,573	144,110
Huntington Bancshares, Inc.	28,959	354,458
JPMorgan Chase & Co.	57,985	9,159,311
KeyCorp	18,257	224,744
M&T Bank Corp.	3,340	467,132
PNC Financial Services Group, Inc.	7,909	1,082,663
Regions Financial Corp.	18,805	383,058
Truist Financial Corp.	26,377	876,244
U.S. Bancorp	27,626	1,096,200
Wells Fargo & Co.	74,483	3,438,135
		24,685,035
Beverages — 1.6%
Brown-Forman Corp., Class A	1,104	79,388
Brown-Forman Corp., Class B, NVS	3,593	253,666
Coca-Cola Co.	77,229	4,782,792
Constellation Brands, Inc., Class A	3,215	877,052
Keurig Dr Pepper, Inc.	16,803	571,470
Molson Coors Beverage Co., Class B	3,697	257,940
Security	Shares	Value
Beverages (continued)
Monster Beverage Corp.(a)	15,161	$ 871,606
PepsiCo, Inc.	27,337	5,124,594
		12,818,508
Biotechnology — 2.2%
AbbVie, Inc.	35,008	5,236,497
Alnylam Pharmaceuticals, Inc.(a)	2,466	481,856
Amgen, Inc.	10,617	2,485,970
Apellis Pharmaceuticals, Inc.(a)	1,960	50,470
Biogen, Inc.(a)	2,867	774,635
BioMarin Pharmaceutical, Inc.(a)	3,718	326,924
Exact Sciences Corp.(a)	3,572	348,413
Gilead Sciences, Inc.	24,802	1,888,424
Horizon Therapeutics PLC(a)	4,470	448,207
Incyte Corp.(a)	3,649	232,514
Karuna Therapeutics, Inc.(a)	588	117,465
Moderna, Inc.(a)	6,535	768,908
Neurocrine Biosciences, Inc.(a)	1,903	193,897
Regeneron Pharmaceuticals, Inc.(a)	2,137	1,585,462
Sarepta Therapeutics, Inc.(a)	1,845	199,979
Seagen, Inc.(a)	2,748	527,011
United Therapeutics Corp.(a)	940	228,157
Vertex Pharmaceuticals, Inc.(a)	5,123	1,805,038
		17,699,827
Broadline Retail — 3.2%
Amazon.com, Inc.(a)	177,125	23,678,070
Coupang, Inc., Class A(a)(b)	20,458	371,313
eBay, Inc.	10,678	475,278
Etsy, Inc.(a)	2,441	248,127
MercadoLibre, Inc.(a)	914	1,131,578
		25,904,366
Building Products — 0.6%
A O Smith Corp.	2,544	184,771
Allegion PLC	1,701	198,779
Builders FirstSource, Inc.(a)	2,538	366,563
Carlisle Cos., Inc.	1,025	284,130
Carrier Global Corp.	16,534	984,600
Fortune Brands Innovations, Inc.	2,499	177,604
Johnson Controls International PLC	13,587	944,976
Lennox International, Inc.	642	235,896
Masco Corp.	4,411	267,659
Owens Corning	1,845	258,281
Trane Technologies PLC	4,540	905,458
		4,808,717
Capital Markets — 3.0%
Ameriprise Financial, Inc.	2,078	724,079
Ares Management Corp., Class A	3,182	315,718
Bank of New York Mellon Corp.	14,222	645,110
BlackRock, Inc.(c)	2,965	2,190,690
Blackstone, Inc., Class A, NVS	14,006	1,467,689
Carlyle Group, Inc.	4,240	151,156
Charles Schwab Corp.	29,551	1,953,321
CME Group, Inc., Class A	7,124	1,417,391
Coinbase Global, Inc., Class A(a)(b)	3,294	324,821
FactSet Research Systems, Inc.	756	328,890
Franklin Resources, Inc.	5,618	164,270
Goldman Sachs Group, Inc.	6,583	2,342,692
Interactive Brokers Group, Inc., Class A	2,013	175,795
Intercontinental Exchange, Inc.	11,088	1,272,903
Invesco Ltd.	8,883	149,235
KKR & Co., Inc., Class A	11,531	684,711
LPL Financial Holdings, Inc.	1,569	359,866

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
MarketAxess Holdings, Inc.	742	$ 199,761
Moody’s Corp.	3,125	1,102,344
Morgan Stanley	25,884	2,369,939
Morningstar, Inc.	488	112,474
MSCI, Inc., Class A	1,586	869,255
Nasdaq, Inc.	6,773	341,969
Northern Trust Corp.	4,177	334,661
Raymond James Financial, Inc.	3,817	420,137
S&P Global, Inc.	6,515	2,570,233
SEI Investments Co.	2,066	130,137
State Street Corp.	6,619	479,480
T Rowe Price Group, Inc.	4,426	545,549
		24,144,276
Chemicals — 1.7%
Air Products & Chemicals, Inc.	4,399	1,343,147
Albemarle Corp.	2,335	495,674
Celanese Corp., Class A	2,007	251,658
CF Industries Holdings, Inc.	3,898	319,948
Corteva, Inc.	14,110	796,227
Dow, Inc.	14,007	790,975
DuPont de Nemours, Inc.	9,145	709,926
Eastman Chemical Co.	2,318	198,374
Ecolab, Inc.	4,932	903,246
FMC Corp.	2,474	238,073
International Flavors & Fragrances, Inc.	5,033	425,842
Linde PLC	9,701	3,789,890
LyondellBasell Industries NV, Class A	5,067	500,924
Mosaic Co.	6,753	275,252
Olin Corp.	2,430	140,162
PPG Industries, Inc.	4,674	672,589
RPM International, Inc.	2,533	261,684
Sherwin-Williams Co.	4,664	1,289,596
Westlake Corp.	655	90,063
		13,493,250
Commercial Services & Supplies — 0.5%
Cintas Corp.	1,712	859,492
Copart, Inc.(a)	8,495	750,873
Republic Services, Inc.	4,098	619,249
Rollins, Inc.	4,516	184,388
Tetra Tech, Inc.	1,038	175,640
Waste Management, Inc.	7,363	1,205,986
		3,795,628
Communications Equipment — 0.8%
Arista Networks, Inc.(a)	4,945	766,920
Cisco Systems, Inc.	81,272	4,229,395
F5, Inc.(a)	1,204	190,521
Juniper Networks, Inc.	6,347	176,447
Motorola Solutions, Inc.	3,321	951,898
		6,315,181
Construction & Engineering — 0.1%
AECOM	2,764	240,468
EMCOR Group, Inc.	941	202,353
Quanta Services, Inc.	2,875	579,657
WillScot Mobile Mini Holdings Corp.(a)(b)	4,160	199,472
		1,221,950
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,229	548,699
Vulcan Materials Co.	2,637	581,459
		1,130,158
Security	Shares	Value
Consumer Finance — 0.5%
Ally Financial, Inc.	6,038	$ 184,401
American Express Co.	11,823	1,996,668
Capital One Financial Corp.	7,575	886,426
Discover Financial Services	5,029	530,811
Synchrony Financial	8,619	297,700
		3,896,006
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	3,979	86,464
BJ’s Wholesale Club Holdings, Inc.(a)	2,623	173,931
Casey’s General Stores, Inc.	728	183,936
Costco Wholesale Corp.	8,800	4,933,896
Dollar General Corp.	4,339	732,684
Dollar Tree, Inc.(a)	4,132	637,692
Kroger Co.	12,881	626,532
Performance Food Group Co.(a)	3,132	187,168
Sysco Corp.	10,014	764,168
Target Corp.	9,140	1,247,336
U.S. Foods Holding Corp.(a)	4,510	192,712
Walgreens Boots Alliance, Inc.	14,252	427,132
Walmart, Inc.	27,832	4,449,224
		14,642,875
Containers & Packaging — 0.2%
Amcor PLC	29,652	304,229
Avery Dennison Corp.	1,608	295,888
Ball Corp.	6,239	366,167
Crown Holdings, Inc.	2,360	218,914
International Paper Co.	7,002	252,492
Packaging Corp. of America	1,796	275,417
Westrock Co.	5,011	166,816
		1,879,923
Distributors — 0.1%
Genuine Parts Co.	2,763	430,255
LKQ Corp.	5,043	276,306
Pool Corp.	768	295,480
		1,002,041
Diversified Consumer Services — 0.0%
Service Corp. International	3,081	205,349
Diversified REITs — 0.0%
WP Carey, Inc.	4,266	288,083
Diversified Telecommunication Services — 0.6%
AT&T Inc.	142,122	2,063,611
Verizon Communications, Inc.	83,493	2,845,442
		4,909,053
Electric Utilities — 1.6%
Alliant Energy Corp.	5,002	268,808
American Electric Power Co., Inc.	10,195	863,924
Avangrid, Inc.	1,352	50,132
Constellation Energy Corp.	6,469	625,229
Duke Energy Corp.	15,262	1,428,828
Edison International	7,647	550,278
Entergy Corp.	4,188	430,108
Evergy, Inc.	4,562	273,583
Eversource Energy	6,883	497,847
Exelon Corp.	19,795	828,619
FirstEnergy Corp.	10,813	425,924
NextEra Energy, Inc.	40,178	2,945,047
NRG Energy, Inc.	4,604	174,906
OGE Energy Corp.	3,889	140,587
PG&E Corp.(a)	32,014	563,767

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
Pinnacle West Capital Corp.	2,279	$ 188,747
PPL Corp.	14,692	404,471
Southern Co.	21,594	1,562,110
Xcel Energy, Inc.	10,900	683,757
		12,906,672
Electrical Equipment — 0.6%
AMETEK, Inc.	4,564	723,851
Eaton Corp. PLC	7,933	1,628,804
Emerson Electric Co.	11,318	1,033,899
Hubbell, Inc.	1,065	332,280
Regal Rexnord Corp.	1,302	203,346
Rockwell Automation, Inc.	2,283	767,750
		4,689,930
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,824	1,044,177
CDW Corp.	2,652	496,110
Cognex Corp.	3,357	183,359
Corning, Inc.	15,205	516,058
Flex Ltd.(a)	8,866	242,574
Jabil, Inc.	2,666	295,046
Keysight Technologies, Inc.(a)	3,542	570,545
TD SYNNEX Corp.	805	79,462
TE Connectivity Ltd.	6,257	897,817
Teledyne Technologies, Inc.(a)	929	357,228
Trimble, Inc.(a)	4,937	265,611
Zebra Technologies Corp., Class A(a)	1,015	312,579
		5,260,566
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	20,049	717,554
Halliburton Co.	17,942	701,173
Schlumberger NV	28,227	1,646,763
		3,065,490
Entertainment — 1.3%
Activision Blizzard, Inc.	14,168	1,314,224
Electronic Arts, Inc.	5,162	703,839
Liberty Media Corp. - Liberty Formula One, Class A(a)	501	32,204
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,168	302,597
Live Nation Entertainment, Inc.(a)	2,862	251,140
Netflix, Inc.(a)	8,823	3,873,032
ROBLOX Corp., Class A(a)	7,324	287,467
Take-Two Interactive Software, Inc.(a)	3,156	482,679
Walt Disney Co.(a)	36,281	3,225,018
		10,472,200
Financial Services — 4.1%
Apollo Global Management, Inc.	8,585	701,480
Berkshire Hathaway, Inc., Class B(a)	35,385	12,454,105
Block, Inc., Class A(a)	10,884	876,489
Equitable Holdings, Inc.	6,558	188,149
Fidelity National Information Services, Inc.	11,809	713,027
Fiserv, Inc.(a)	12,288	1,550,868
FleetCor Technologies, Inc.(a)	1,461	363,658
Global Payments, Inc.	5,191	572,308
Jack Henry & Associates, Inc.	1,460	244,652
Mastercard, Inc., Class A	16,604	6,546,625
PayPal Holdings, Inc.(a)	22,207	1,683,735
Visa, Inc., Class A	32,110	7,633,510
WEX, Inc.(a)	857	162,273
		33,690,879
Security	Shares	Value
Food Products — 1.0%
Archer-Daniels-Midland Co.	10,793	$ 916,973
Bunge Ltd.	2,955	321,120
Campbell Soup Co.	3,977	182,226
Conagra Brands, Inc.	9,444	309,858
Darling Ingredients, Inc.(a)	3,116	215,783
General Mills, Inc.	11,697	874,234
Hershey Co.	2,917	674,731
Hormel Foods Corp.	5,657	231,258
J M Smucker Co.	2,135	321,638
Kellogg Co.	5,081	339,868
Kraft Heinz Co.	15,739	569,437
Lamb Weston Holdings, Inc.	2,899	300,423
McCormick & Co., Inc., NVS	4,972	444,895
Mondelez International, Inc., Class A	27,079	2,007,366
Tyson Foods, Inc., Class A	5,668	315,821
		8,025,631
Gas Utilities — 0.0%
Atmos Energy Corp.	2,890	351,742
Ground Transportation — 1.1%
Avis Budget Group, Inc.(a)	490	107,942
CSX Corp.	40,262	1,341,530
JB Hunt Transport Services, Inc.	1,640	334,461
Knight-Swift Transportation Holdings, Inc.	3,200	194,400
Norfolk Southern Corp.	4,508	1,053,024
Old Dominion Freight Line, Inc.	1,777	745,434
Uber Technologies, Inc.(a)	40,250	1,990,765
U-Haul Holding Co.	192	11,685
U-Haul Holding Co., NVS(b)	1,747	99,946
Union Pacific Corp.	12,112	2,810,226
		8,689,413
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	34,509	3,841,887
Align Technology, Inc.(a)	1,431	540,761
Baxter International, Inc.	10,078	455,828
Becton Dickinson & Co.	5,625	1,567,237
Boston Scientific Corp.(a)	28,472	1,476,273
Cooper Cos., Inc.(b)	984	385,000
DENTSPLY SIRONA, Inc.	4,164	172,889
Dexcom, Inc.(a)	7,678	956,372
Edwards Lifesciences Corp.(a)	12,005	985,250
GE HealthCare Technologies, Inc.	7,759	605,202
Hologic, Inc.(a)	4,864	386,299
IDEXX Laboratories, Inc.(a)	1,651	915,859
Insulet Corp.(a)	1,392	385,236
Intuitive Surgical, Inc.(a)	6,963	2,258,797
Masimo Corp.(a)	961	117,530
Medtronic PLC	26,347	2,312,213
Penumbra, Inc.(a)	758	229,947
ResMed, Inc.	2,910	647,039
Shockwave Medical, Inc.(a)	732	190,759
STERIS PLC	1,953	440,499
Stryker Corp.	6,719	1,904,232
Teleflex, Inc.	923	231,830
Zimmer Biomet Holdings, Inc.	4,127	570,145
		21,577,084
Health Care Providers & Services — 2.7%
agilon health, Inc.(a)(b)	5,778	110,649
AmerisourceBergen Corp.	3,219	601,631
Cardinal Health, Inc.	5,081	464,759
Centene Corp.(a)	10,867	739,934
Chemed Corp.	304	158,411

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Group	5,865	$ 1,730,762
CVS Health Corp.	25,389	1,896,304
DaVita, Inc.(a)	1,093	111,475
Elevance Health, Inc.	4,703	2,218,076
HCA Healthcare, Inc.	4,086	1,114,702
Henry Schein, Inc.(a)	2,594	204,381
Humana, Inc.	2,480	1,132,938
Laboratory Corp. of America Holdings	1,756	375,661
McKesson Corp.	2,700	1,086,480
Molina Healthcare, Inc.(a)	1,152	350,773
Quest Diagnostics, Inc.	2,242	303,141
UnitedHealth Group, Inc.	18,474	9,354,679
Universal Health Services, Inc., Class B	1,247	173,283
		22,128,039
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	10,898	237,903
Ventas, Inc.	8,015	388,888
Welltower, Inc.	9,844	808,685
		1,435,476
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	2,886	589,379
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	14,169	260,710
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(a)(b)	8,167	1,242,936
Aramark	5,185	209,318
Booking Holdings, Inc.(a)	734	2,180,567
Caesars Entertainment, Inc.(a)	4,275	252,311
Carnival Corp.(a)(b)	19,712	371,374
Chipotle Mexican Grill, Inc.(a)	547	1,073,367
Churchill Downs, Inc.	1,306	151,300
Darden Restaurants, Inc.	2,389	403,550
Domino’s Pizza, Inc.	701	278,115
DoorDash, Inc., Class A(a)	5,226	474,469
DraftKings, Inc., Class A(a)	9,146	290,660
Expedia Group, Inc.(a)	2,889	353,989
Hilton Worldwide Holdings, Inc.	5,260	817,877
Las Vegas Sands Corp.	6,552	391,875
Marriott International, Inc., Class A	5,106	1,030,442
McDonald’s Corp.	14,487	4,247,588
MGM Resorts International	5,980	303,605
Royal Caribbean Cruises Ltd.(a)	4,370	476,811
Starbucks Corp.	22,704	2,306,045
Vail Resorts, Inc.	808	190,276
Wynn Resorts Ltd.	2,057	224,172
Yum! Brands, Inc.	5,581	768,336
		18,038,983
Household Durables — 0.3%
DR Horton, Inc.	6,144	780,411
Garmin Ltd.	3,004	318,094
Lennar Corp., Class A	5,025	637,321
Lennar Corp., Class B(b)	310	35,622
NVR, Inc.(a)	61	384,693
PulteGroup, Inc.	4,447	375,282
Whirlpool Corp.	1,098	158,397
		2,689,820
Household Products — 1.3%
Church & Dwight Co., Inc.	4,819	461,034
Clorox Co.	2,464	373,247
Colgate-Palmolive Co.	16,495	1,257,908
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	6,717	$ 867,165
Procter & Gamble Co.	46,768	7,309,838
		10,269,192
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	13,104	283,439
Vistra Corp.	6,944	194,849
		478,288
Industrial Conglomerates — 0.8%
3M Co.	10,925	1,218,138
General Electric Co.	21,566	2,463,700
Honeywell International, Inc.	13,218	2,566,010
		6,247,848
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	5,467	177,240
Prologis, Inc.	18,289	2,281,553
Rexford Industrial Realty, Inc.	3,980	219,258
		2,678,051
Insurance — 2.1%
Aflac, Inc.	10,890	787,783
Allstate Corp.	5,190	584,809
American Financial Group, Inc.	1,401	170,376
American International Group, Inc.	14,334	864,054
Aon PLC, Class A	4,049	1,289,607
Arch Capital Group Ltd.(a)	7,375	572,964
Arthur J. Gallagher & Co.	4,242	911,182
Brown & Brown, Inc.	4,681	329,776
Chubb Ltd.	8,218	1,679,841
Cincinnati Financial Corp.	3,114	335,004
Erie Indemnity Co., Class A, NVS	482	106,985
Everest Group Ltd.	849	306,073
Fidelity National Financial, Inc., Class A	5,334	208,933
Globe Life, Inc.	1,812	203,252
Hartford Financial Services Group, Inc.	6,189	444,865
Kinsale Capital Group, Inc.	440	163,957
Loews Corp.	3,783	237,005
Markel Group, Inc.(a)	265	384,173
Marsh & McLennan Cos., Inc.	9,840	1,854,053
MetLife, Inc.	12,739	802,175
Old Republic International Corp.	5,472	150,863
Principal Financial Group, Inc.	4,476	357,498
Progressive Corp.	11,593	1,460,486
Prudential Financial, Inc.	7,239	698,491
Reinsurance Group of America, Inc.	1,331	186,806
RenaissanceRe Holdings Ltd.	994	185,639
Travelers Cos., Inc.	4,604	794,696
Unum Group	3,666	178,204
W. R. Berkley Corp.	3,984	245,773
Willis Towers Watson PLC	2,101	444,004
		16,939,327
Interactive Media & Services — 5.4%
Alphabet, Inc., Class A(a)	117,884	15,645,565
Alphabet, Inc., Class C, NVS(a)	101,403	13,497,753
Match Group, Inc.(a)	5,534	257,386
Meta Platforms, Inc., Class A(a)	43,895	13,984,947
Pinterest, Inc., Class A(a)	11,900	344,981
Snap, Inc., Class A, NVS(a)(b)	20,006	227,268
ZoomInfo Technologies, Inc., Class A(a)	5,275	134,882
		44,092,782
IT Services — 1.4%
Accenture PLC, Class A	12,533	3,964,814

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Akamai Technologies, Inc.(a)	3,014	$ 284,823
Cloudflare, Inc., Class A(a)(b)	5,747	395,221
Cognizant Technology Solutions Corp., Class A	10,128	668,752
EPAM Systems, Inc.(a)	1,142	270,437
Gartner, Inc.(a)	1,568	554,429
GoDaddy, Inc., Class A(a)	3,054	235,433
International Business Machines Corp.	18,041	2,601,151
MongoDB, Inc., Class A(a)	1,387	587,256
Okta, Inc., Class A(a)	3,037	233,424
Snowflake, Inc., Class A(a)	5,729	1,018,101
Twilio, Inc., Class A(a)	3,469	229,058
VeriSign, Inc.(a)	1,789	377,390
		11,420,289
Leisure Products — 0.0%
Hasbro, Inc.	2,602	167,985
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	5,830	709,919
Avantor, Inc.(a)(b)	13,528	278,271
Bio-Rad Laboratories, Inc., Class A(a)	425	172,278
Bio-Techne Corp.	3,137	261,626
Bruker Corp.	1,971	135,447
Charles River Laboratories International, Inc.(a)	1,026	214,988
Danaher Corp.	13,184	3,362,711
Illumina, Inc.(a)	3,131	601,622
IQVIA Holdings, Inc.(a)	3,686	824,779
Mettler-Toledo International, Inc.(a)	437	549,515
Repligen Corp.(a)	1,004	172,246
Revvity, Inc.	2,464	302,949
Thermo Fisher Scientific, Inc.	7,654	4,199,444
Waters Corp.(a)	1,177	325,099
West Pharmaceutical Services, Inc.	1,481	545,067
		12,655,961
Machinery — 1.8%
AGCO Corp.	1,228	163,447
Caterpillar, Inc.	10,230	2,712,689
Cummins, Inc.	2,818	734,934
Deere & Co.	5,340	2,294,064
Dover Corp.	2,754	402,001
Fortive Corp.	7,019	549,939
Graco, Inc.	3,386	268,611
IDEX Corp.	1,485	335,328
Illinois Tool Works, Inc.	5,488	1,445,100
Ingersoll Rand, Inc.	8,056	525,815
Lincoln Electric Holdings, Inc.	1,152	231,218
Middleby Corp.(a)	1,076	163,391
Nordson Corp.	1,061	266,958
Otis Worldwide Corp.	8,213	747,054
PACCAR, Inc.	10,368	892,996
Parker-Hannifin Corp.	2,548	1,044,706
Pentair PLC	3,267	227,057
Snap-on, Inc.	1,054	287,152
Stanley Black & Decker, Inc.	3,033	301,086
Toro Co.	2,056	208,992
Westinghouse Air Brake Technologies Corp.	3,538	419,041
Xylem, Inc.	4,775	538,381
		14,759,960
Media — 0.9%
Charter Communications, Inc., Class A(a)	2,079	842,390
Comcast Corp., Class A	82,560	3,736,666
Fox Corp., Class A, NVS	5,328	178,222
Fox Corp., Class B	2,753	86,472
Security	Shares	Value
Media (continued)
Interpublic Group of Cos., Inc.	7,624	$ 260,969
Liberty Broadband Corp., Class A(a)	339	30,113
Liberty Broadband Corp., Class C, NVS(a)	2,339	208,475
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	1,426	45,204
Liberty Media Corp. - Liberty SiriusXM, Class C, NVS(a)	3,061	97,432
News Corp., Class A, NVS	7,634	151,306
News Corp., Class B	2,394	48,143
Omnicom Group, Inc.	4,027	340,765
Paramount Global, Class B, NVS	9,878	158,344
Sirius XM Holdings, Inc.(b)	13,707	69,906
Trade Desk, Inc., Class A(a)	8,817	804,639
		7,059,046
Metals & Mining — 0.5%
Cleveland-Cliffs, Inc.(a)	10,118	178,583
Freeport-McMoRan, Inc.	28,385	1,267,390
Newmont Corp.	15,810	678,565
Nucor Corp.	4,994	859,418
Reliance Steel & Aluminum Co.	1,178	344,989
Royal Gold, Inc.	1,301	156,302
Southern Copper Corp.	1,670	146,025
Steel Dynamics, Inc.	3,181	339,031
		3,970,303
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	9,781	196,500
Multi-Utilities — 0.7%
Ameren Corp.	5,201	445,570
CenterPoint Energy, Inc.	12,561	377,961
CMS Energy Corp.	5,753	351,336
Consolidated Edison, Inc.	6,863	651,024
Dominion Energy, Inc.	16,555	886,520
DTE Energy Co.	4,082	466,573
NiSource, Inc.	8,116	225,949
Public Service Enterprise Group, Inc.	9,853	621,921
Sempra	6,232	928,693
WEC Energy Group, Inc.	6,226	559,468
		5,515,015
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	3,108	390,614
Boston Properties, Inc.	2,794	186,164
		576,778
Oil, Gas & Consumable Fuels — 3.8%
APA Corp.	6,111	247,434
Cheniere Energy, Inc.	4,811	778,709
Chesapeake Energy Corp.	2,107	177,704
Chevron Corp.	34,579	5,659,199
ConocoPhillips	24,035	2,829,400
Coterra Energy, Inc.	15,001	413,128
Devon Energy Corp.	12,804	691,416
Diamondback Energy, Inc.	3,626	534,182
EOG Resources, Inc.	11,605	1,538,011
EQT Corp.	7,234	305,130
Exxon Mobil Corp.	80,224	8,603,222
Hess Corp.	5,464	829,053
HF Sinclair Corp.	2,637	137,361
Kinder Morgan, Inc.	39,182	693,913
Marathon Oil Corp.	12,527	329,084
Marathon Petroleum Corp.	8,402	1,117,634
Occidental Petroleum Corp.	14,344	905,537
ONEOK, Inc.	8,820	591,293

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.	4,812	$ 221,785
Phillips 66	9,120	1,017,336
Pioneer Natural Resources Co.	4,629	1,044,626
Targa Resources Corp.	4,512	369,939
Texas Pacific Land Corp.	124	186,781
Valero Energy Corp.	7,160	922,996
Williams Cos., Inc.	24,217	834,276
		30,979,149
Passenger Airlines — 0.2%
American Airlines Group, Inc.(a)	12,888	215,874
Delta Air Lines, Inc.	12,732	588,982
Southwest Airlines Co.	11,811	403,464
United Airlines Holdings, Inc.(a)	6,523	354,264
		1,562,584
Personal Care Products — 0.1%
Coty, Inc., Class A(a)	7,262	87,434
Estee Lauder Cos., Inc., Class A	4,614	830,520
		917,954
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	41,730	2,595,189
Catalent, Inc.(a)(b)	3,565	172,974
Eli Lilly & Co.	15,634	7,106,435
Jazz Pharmaceuticals PLC(a)	1,284	167,459
Johnson & Johnson	51,565	8,638,684
Merck & Co., Inc.	50,349	5,369,721
Pfizer, Inc.	112,017	4,039,333
Royalty Pharma PLC, Class A	7,369	231,239
Viatris, Inc.	23,681	249,361
Zoetis, Inc., Class A	9,173	1,725,350
		30,295,745
Professional Services — 0.9%
Automatic Data Processing, Inc.	8,215	2,031,241
Booz Allen Hamilton Holding Corp., Class A	2,612	316,261
Broadridge Financial Solutions, Inc.	2,321	389,742
Ceridian HCM Holding, Inc.(a)	3,102	219,653
Equifax, Inc.	2,429	495,710
Genpact Ltd.	3,253	117,401
Jacobs Solutions, Inc.	2,540	318,541
KBR, Inc.	2,688	165,285
Leidos Holdings, Inc.	2,720	254,402
Paychex, Inc.	6,381	800,624
Paycom Software, Inc.	965	355,853
Paylocity Holding Corp.(a)	829	188,059
Robert Half, Inc.	2,117	156,976
SS&C Technologies Holdings, Inc.	4,265	248,436
TransUnion	3,875	308,799
Verisk Analytics, Inc.	2,868	656,600
		7,023,583
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	6,252	520,854
CoStar Group, Inc.(a)(b)	8,091	679,401
Zillow Group, Inc., Class A(a)	1,156	61,522
Zillow Group, Inc., Class C, NVS(a)	3,247	175,858
		1,437,635
Residential REITs — 0.4%
American Homes 4 Rent, Class A	6,143	230,240
AvalonBay Communities, Inc.	2,812	530,484
Camden Property Trust	2,176	237,380
Equity LifeStyle Properties, Inc.	3,528	251,123
Equity Residential	6,731	443,842
Security	Shares	Value
Residential REITs (continued)
Essex Property Trust, Inc.	1,263	$ 307,604
Invitation Homes, Inc.	11,561	410,415
Mid-America Apartment Communities, Inc.	2,317	346,762
Sun Communities, Inc.	2,467	321,450
UDR, Inc.	6,087	248,836
		3,328,136
Retail REITs — 0.3%
Federal Realty Investment Trust	1,438	145,986
Kimco Realty Corp.	12,309	249,380
NNN REIT, Inc.	3,535	150,874
Realty Income Corp.	13,332	812,852
Regency Centers Corp.	3,051	199,932
Simon Property Group, Inc.	6,519	812,267
		2,371,291
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.(a)(b)	31,965	3,656,796
Analog Devices, Inc.	10,018	1,998,892
Applied Materials, Inc.	16,737	2,537,162
Broadcom, Inc.	8,273	7,434,531
Enphase Energy, Inc.(a)	2,729	414,344
Entegris, Inc.	2,968	325,619
First Solar, Inc.(a)	1,990	412,726
Intel Corp.	82,839	2,963,151
KLA Corp.	2,729	1,402,570
Lam Research Corp.	2,664	1,914,057
Lattice Semiconductor Corp.(a)	2,726	247,902
Marvell Technology, Inc.	17,015	1,108,187
Microchip Technology, Inc.	10,849	1,019,155
Micron Technology, Inc.	21,674	1,547,307
Monolithic Power Systems, Inc.(b)	893	499,625
NVIDIA Corp.	49,073	22,931,322
NXP Semiconductors NV	5,144	1,147,009
ON Semiconductor Corp.(a)(b)	8,605	927,189
Qorvo, Inc.(a)	2,018	222,020
QUALCOMM, Inc.	22,127	2,924,526
Skyworks Solutions, Inc.	3,135	358,550
SolarEdge Technologies, Inc.(a)(b)	1,130	272,850
Teradyne, Inc.	3,047	344,128
Texas Instruments, Inc.	18,019	3,243,420
		59,853,038
Software — 10.4%
Adobe, Inc.(a)	9,102	4,971,239
ANSYS, Inc.(a)	1,716	587,044
Aspen Technology, Inc.(a)	569	101,566
Atlassian Corp., Class A(a)(b)	3,008	547,276
Autodesk, Inc.(a)	4,240	898,838
Bentley Systems, Inc., Class B	3,933	211,910
BILL Holdings, Inc.(a)(b)	1,913	239,775
Black Knight, Inc.(a)	3,174	223,196
Cadence Design Systems, Inc.(a)	5,421	1,268,568
Crowdstrike Holdings, Inc., Class A(a)	4,439	717,609
Datadog, Inc., Class A(a)	4,988	582,199
DocuSign, Inc.(a)	4,082	219,693
Dynatrace, Inc.(a)	4,394	240,308
Fair Isaac Corp.(a)	499	418,147
Fortinet, Inc.(a)	12,907	1,003,132
Gen Digital, Inc.	11,398	221,691
HubSpot, Inc.(a)(b)	983	570,681
Intuit, Inc.	5,573	2,851,704
Manhattan Associates, Inc.(a)	1,217	231,985
Microsoft Corp.	147,539	49,561,301

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar U.S. Equity ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Oracle Corp.	30,545	$ 3,580,790
Palantir Technologies, Inc., Class A(a)	35,485	704,022
Palo Alto Networks, Inc.(a)(b)	5,993	1,498,010
Procore Technologies, Inc.(a)	1,355	102,777
PTC, Inc.(a)	2,132	310,867
Roper Technologies, Inc.	2,111	1,040,829
Salesforce, Inc.(a)	19,426	4,371,044
ServiceNow, Inc.(a)	4,035	2,352,405
Splunk, Inc.(a)	3,037	328,998
Synopsys, Inc.(a)	3,016	1,362,629
Tyler Technologies, Inc.(a)	832	329,996
Unity Software, Inc.(a)(b)	4,425	202,842
VMware, Inc., Class A(a)	4,158	655,426
Workday, Inc., Class A(a)	4,075	966,305
Zoom Video Communications, Inc., Class A(a)	4,370	320,539
Zscaler, Inc.(a)	1,701	272,806
		84,068,147
Specialized REITs — 1.1%
American Tower Corp.	9,273	1,764,745
Crown Castle, Inc.	8,594	930,644
CubeSmart	4,458	193,299
Digital Realty Trust, Inc.	5,770	719,057
Equinix, Inc.	1,852	1,499,972
Extra Space Storage, Inc.	4,199	586,054
Gaming & Leisure Properties, Inc.	5,290	251,063
Iron Mountain, Inc.	5,764	353,910
Lamar Advertising Co., Class A	1,736	171,343
Public Storage	3,134	883,005
SBA Communications Corp.	2,146	469,867
VICI Properties, Inc.	20,046	631,048
Weyerhaeuser Co.	14,445	491,997
		8,946,004
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	1,142	84,953
AutoZone, Inc.(a)	365	905,828
Bath & Body Works, Inc.	4,445	164,732
Best Buy Co., Inc.	3,842	319,078
Burlington Stores, Inc.(a)	1,277	226,821
CarMax, Inc.(a)(b)	3,161	261,130
Dick’s Sporting Goods, Inc.	1,218	171,738
Five Below, Inc.(a)(b)	1,106	230,424
Floor & Decor Holdings, Inc., Class A(a)(b)	2,118	243,252
Home Depot, Inc.	20,094	6,708,181
Lowe’s Cos., Inc.	11,845	2,774,928
O’Reilly Automotive, Inc.(a)	1,205	1,115,577
Penske Automotive Group, Inc.	507	81,840
Ross Stores, Inc.	6,810	780,699
TJX Cos., Inc.	22,804	1,973,230
Tractor Supply Co.	2,184	489,194
Ulta Beauty, Inc.(a)	998	443,910
Williams-Sonoma, Inc.	1,289	178,707
		17,154,222
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	293,371	57,632,733
Dell Technologies, Inc., Class C	5,070	268,304
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	25,671	$ 446,162
HP, Inc.	17,302	568,025
NetApp, Inc.	4,268	332,947
Seagate Technology Holdings PLC	3,844	244,094
Western Digital Corp.(a)(b)	6,245	265,787
		59,758,052
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.(a)	526	285,981
Lululemon Athletica, Inc.(a)	2,304	872,133
NIKE, Inc., Class B	24,474	2,701,685
Tapestry, Inc.	4,658	200,993
VF Corp.	6,457	127,913
		4,188,705
Tobacco — 0.6%
Altria Group, Inc.	35,351	1,605,642
Philip Morris International, Inc.	30,822	3,073,570
		4,679,212
Trading Companies & Distributors — 0.3%
Fastenal Co.	11,335	664,345
Ferguson PLC	4,061	656,339
United Rentals, Inc.	1,374	638,470
Watsco, Inc.	663	250,740
WW Grainger, Inc.	882	651,348
		2,861,242
Water Utilities — 0.1%
American Water Works Co., Inc.	3,855	568,343
Essential Utilities, Inc.	4,718	199,524
		767,867
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	11,406	1,571,405
Total Long-Term Investments — 99.8% (Cost: $653,238,993)		810,124,748
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	9,312,045	9,313,908
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	983,654	983,654
Total Short-Term Securities — 1.3% (Cost: $10,295,209)		10,297,562
Total Investments — 101.1% (Cost: $663,534,202)		820,422,310
Liabilities in Excess of Other Assets — (1.1)%		(8,676,205)
Net Assets — 100.0%		$ 811,746,105
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar U.S. Equity ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,530,618	$ 3,784,717(a)	$ —	$ (494)	$ (933)	$ 9,313,908	9,312,045	$ 11,089(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,674,057	—	(690,403)(a)	—	—	983,654	983,654	20,888	—
BlackRock, Inc.	2,014,942	13,353	(37,207)	16,534	183,068	2,190,690	2,965	14,790	—
				$ 16,040	$ 182,135	$ 12,488,252		$ 46,767	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	6	09/15/23	$ 1,384	$ 43,023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar U.S. Equity ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 810,124,748	$ —	$ —	$ 810,124,748
Short-Term Securities
Money Market Funds	10,297,562	—	—	10,297,562
	$ 820,422,310	$ —	$ —	$ 820,422,310
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 43,023	$ —	$ —	$ 43,023
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s